Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated depreciation	$ 276	$ 251	$ 151
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	18,522,295	18,522,295	17,635,478
Common stock, shares outstanding	18,522,295	18,522,295	17,635,478
Series F Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0